UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC 20549

                          FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one):  [X] is a restatement.
                      [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Hester Capital Management L.L.C.
Address:       100 Congress Ave # 1960
               Austin, Texas 78701

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:          I. Craig Hester
Title:         President and CEO
Phone:         (512) 474-6657

Signature, Place and Date of Signing:

/s/ I. Craig Hester      Austin, Texas       August 6, 1999

Report Type (Check only one):

     [ X ]     13F HOLDINGS REPORT

     [    ]    13F NOTICE

     [    ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

     None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

FORM 13F Information Table Entry Total:      203

FORM 13F Information Table Value Total:      481,445,009

List of Other Included Mangers:

     No. 13F File Number      Name

     None


                                                                Shares
                                                      Fair        or
                                Class     Cusip      Market      Prin
        Name of Issuer          Title    Number      Value      Amount
Albertsons Inc                  csus   013104104      2,197,852   42,625  sole
Abbott Labs                     csus   002824100        626,175   13,800  sole
Adobe Systems                   csus   00724f101      8,314,212  101,200  sole
Allamerica Financial Corp       csus   01975410         242,812    3,750  sole
Chancellor Media Corp Com       csus   00169310         231,525    4,200  sole
Angelica                        csus   034663104      2,442,384  138,575  sole
Allergan, Inc. Common           csus   018490102      3,691,749   33,259  sole
American Home Prod. Corp.       csus   026609107        906,525   15,800  sole
American International Group    csus   026874107        271,668    2,317  sole
AAR Corporation                 csus   000361105      2,476,545  109,159  sole
Ameritech Corp.                 csus   030954101        389,550    5,300  sole
Alcatel Sponsored ADRS          csus   01390430         204,375    7,500  sole
Allied Signal Inc.              csus   019512102      1,776,600   28,200  sole
American Greetings              csus   026375105      1,127,428   37,425  sole
Ametek Aerospace Products       csus   031105109        614,100   26,700  sole
Amgen Inc.                      csus   031162100        487,000    8,000  sole
Antec Corporation               csus   03664P105      1,110,966   34,650  sole
America Online                  csus   02364j104        767,690    6,979  sole
Atlantic Richfield Company      csus   048825103      4,819,467   57,675  sole
Arvin Industries                csus   043339100        238,991    6,310  sole
Archstone Communities           csus   039581103        835,819   38,100  sole
Auto Data Processing            csus   053015103        343,200    7,800  sole
Avon Products                   csus   054303102      1,242,867   22,394  sole
Avnet                           csus   053807103      1,436,850   30,900  sole
Avery Dennison                  csus   053611109      2,104,069   34,850  sole
American Express Company        csus   025816109      4,459,254   34,269  sole
Allegheny Energy Inc Com        csus   01736110         219,628    6,850  sole
Boeing                          csus   097023105        533,104   12,116  sole
Bank Of America Corp            csus   060505104      3,037,264   41,429  sole
Baxter                          csus   071813109        533,500    8,800  sole
Bell Atlantic Corp.             csus   077853109        739,260   11,308  sole
Browning-Ferris Industries, In  csus   115885105      3,133,625   72,875  sole
Birmingham Steel                csus   091250100         88,931   20,925  sole
Bank Of New York Inc.           csus   064057102        518,504   14,133  sole
Blair Corp                      csus   092828102      1,567,762   58,200  sole
Bellsouth Corporation           csus   079860102      1,594,449   34,568  sole
Bristol-Myers Squibb Company    csus   110122108      3,815,177   54,164  sole
Bowne & Co.                     csus   103043105      1,714,006  128,150  sole
Bob Evans Farms Inc.            csus   096761101      2,596,172  130,625  sole
Bp Amoco Plc Ads                csus   055622104        873,208    8,048  sole
Berkshire Hathaway Inc Del Cl   csus   084670207        470,400      210  sole
Anheuser Busch Cos              csus   035229103      2,056,904   28,996  sole
Citigroup                       csus   172967101      3,187,250   67,100  sole
Computer Assoc Intl Inc         csus   204912109        307,914    5,624  sole
Cascade Corp.                   csus   147195101      1,720,600  122,900  sole
Caterpillar Inc.                csus   149123101        801,000   13,350  sole
Cooper Industries, Inc.         csus   216669101      1,399,632   26,916  sole
Cbrl Group Inc.                 csus   224100107      1,086,792   62,775  sole
Canandaigua Brands Inc.         csus   137219200      3,311,428   63,150  sole
CBS Corporation                 csus   12490k10         364,685    8,300  sole
Crown Cork & Seal Co Inc        csus   228255105        587,100   20,600  sole
Carnival Corp Com               csus   14365810         492,275   10,150  sole
Clear Channel Comm.             csus   184502102      5,758,273   83,529  sole
Chevron Corporation             csus   166751107      1,619,390   17,035  sole
Citizens Inc. Cl A              csus   174740100         58,750   10,000  sole
Clorox Co.                      csus   189054109      1,997,287   18,699  sole
Chase Manhattan Corp.           csus   16161A108      2,263,705   26,170  sole
Conexant Systems, Inc.          csus   207142100        563,845    9,711  sole
Columbia/Hca Healthcare         csus   197677107      1,021,156   44,763  sole
3com Corp                       csus   885535104        511,599   19,170  sole
Compaq Computer Corp            csus   204493100      1,025,929   43,311  sole
Camden Ppty Tr                  csus   133131102        424,168   15,285  sole
Crane Company                   csus   224399105      2,719,910   86,518  sole
Cisco Sys Inc. Common           csus   17275R102      1,485,284   23,050  sole
Cuno                            csus   126583103      1,186,209   62,024  sole
Dupont Ei Denemours             csus   263534109      1,622,080   23,745  sole
Deere & Co.                     csus   244199105        963,621   24,590  sole
Dell Computer Com               csus   247025109      1,897,471   51,283  sole
Diageo P L C Spnsrd Adr New     csus   25243q20         829,900   19,300  sole
Disney                          csus   254687106      2,649,875   86,000  sole
Delta & Pine Ld Co              csus   247357106        221,602    7,035  sole
Deluxe Corp.                    csus   248019101      3,345,327   86,192  sole
Dun & Bradstreet Corporation    csus   264830100        219,712    6,200  sole
Dover Corp                      csus   260003108        420,000   12,000  sole
Duke Energy                     csus   264399106        704,421   12,940  sole
Equifax Inc                     csus   944291053        331,894    9,300  sole
EG & G                          csus   268457108      2,810,812   78,900  sole
Eastman Kodak Co.               csus   277461109      4,217,166   62,246  sole
EMC Corp.                       csus   268648102        717,640   13,048  sole
Eastman Chemical Company        csus   277432100        862,414   16,665  sole
Emerson Electric Company        csus   291011104      4,019,000   63,857  sole
Ethan Allen Interiors           csus   297602104      6,210,743  164,523  sole
Ford Motor Company              csus   345370100        370,456    6,564  sole
First Data Corporation          csus   319963104      1,628,983   33,287  sole
Fleet Financial Group           csus   338915101      1,226,525   27,640  sole
Federal Natl Mtg Assn           csus   313586109      1,300,162   19,050  sole
Federal Home Ln Mtg Corp        csus   313400301      1,277,856   22,032  sole
H.B. Fuller                     csus   359694106      1,962,362   28,700  sole
Gillette Company                csus   375766102      3,456,956   84,316  sole
Gannett  Co Inc Del             csus   364730101        242,675    3,400  sole
General Electric Co.            csus   369604103     22,321,907  197,539  sole
Giant Inds Inc Com              csus   37450810       1,810,563  182,195  sole
Corning Inc.                    csus   219350105      2,245,753   32,025  sole
Glaxo Welcome Plc               csus   37733W105        398,923    7,045  sole
Georgia Pacific                 csus   373298108        343,469    7,250  sole
Genuine Parts Co.               csus   372460105        341,250    9,750  sole
Gte Corporation                 csus   362320103        952,734   12,619  sole
Hispanic Broadcasting Corp      csus   43357b10         205,564    2,600  sole
Home Depot                      csus   437076102      1,591,477   24,698  sole
Hartford Financial Services     csus   416515104      2,108,580   36,160  sole
Hancock Fabrics                 csus   409900107        486,719  111,250  sole
H. J. Heinz Co.                 csus   423074103        229,244    4,573  sole
Honeywell                       csus   438506107        293,164    2,530  sole
Harsco Corp.                    csus   415864107        428,000   13,375  sole
Hershey Foods Corp Com          csus   427866108      1,741,469   29,330  sole
Hewlett Packard Company         csus   428236103      9,175,750   91,301  sole
International Bus. Machine      csus   459200101      6,926,249   53,588  sole
Intel Corp                      csus   458140100      8,359,809  140,501  sole
Illinois Tool Works             csus   452308109        249,337    3,050  sole
Johnson & Johnson               csus   478160104      4,049,654   41,323  sole
Kimberly-Clark Corporation      csus   494368103      1,976,403   34,674  sole
Kn Energy Inc Com               csus   48262010         866,620   64,794  sole
Coca-Cola                       csus   191216100      4,788,136   77,228  sole
Leviathan Gas Pipeline          csus   527367106        789,075   33,400  sole
Lilly Industries                csus   532491107      1,084,978   58,450  sole
Lilly Eli & Co.                 csus   532457108        617,980    8,628  sole
Lucent Technologies             csus   549463107      8,480,614  125,755  sole
Southwest Airlines Co.          csus   844741108        592,900   19,049  sole
Marriott Intl Inc               csus   571900109        583,050   15,600  sole
Masco Corp                      csus   574599106        918,225   31,800  sole
Mcdonalds Corp.                 csus   580135101      4,363,362  106,100  sole
Medtronic Inc.                  csus   585055106        517,479    6,645  sole
Mead Corp.                      csus   582834107        478,037   11,450  sole
Mellon Bank Corp                csus   585509102      3,071,214   84,432  sole
Mccormick & Co. Inc.            csus   579780206      1,817,211   57,575  sole
Miller Herman                   csus   600544100      4,647,300  221,300  sole
Minnesota Mining & Mfg. Co.     csus   604059105      6,948,480   79,925  sole
Philip Morris Cos.              csus   718154107      1,952,148   48,576  sole
Mobil Corporation               csus   607059102      5,258,042   53,246  sole
Motorola                        csus   620076109      2,529,256   26,694  sole
Marshall & Isley                csus   571834100        257,500    4,000  sole
Merck & Company                 csus   589331107      5,138,289   69,790  sole
Microsoft Corporation           csus   594918104      1,858,404   20,606  sole
Monsanto                        csus   611662107        336,281    8,500  sole
Nabisco Hldgs Corp Cl A         csus   62952610         352,600    8,200  sole
National Auto Credit Inc.       csus   63252r103         15,150   15,000  sole
Nike Inc Cl B                   csus   654106103      4,515,469   71,250  sole
Nokia Corporation               csus   65490220       1,190,312   13,000  sole
Nuveen Insd Prem Incm Ii        csus   6706D8104        190,332   14,928  sole
Norfolk Southern Corp.          csus   655844108        256,062    8,500  sole
Nucor                           csus   670346105        633,291   13,350  sole
Office Depot                    csus   676220106      2,905,300  131,685  sole
Bank One Corp. New              csus   06423a103      4,323,171   72,582  sole
Oracle Corporation              csus   68389X105      5,525,741  148,841  sole
Occidental Petroleum            csus   674599105        629,081   29,779  sole
Phillips Petroleum Company      csus   718507106        402,500    8,000  sole
Paccar Inc.                     csus   693718108      1,725,347   32,325  sole
Pepsico, Inc.                   csus   713448108      3,356,063   86,748  sole
Pfizer Inc.                     csus   717081103      5,053,022   46,358  sole
Proctor & Gamble Co.            csus   742718109      4,532,115   50,780  sole
Prologis                        csus   743410102        318,775   15,742  sole
Pharmacia & Upjohn Inc.         csus   716941109        869,231   15,300  sole
Possis Medical                  csus   737407106      3,141,362  267,350  sole
Ralston Purina Co               csus   751277302      2,480,656   81,500  sole
Royal Dutch Petroleum           csus   780257705      1,756,046   29,146  sole
Regions Financial Corp          csus   738940100      3,292,902   85,669  sole
Republic Group                  csus   760473108      1,028,610   57,145  sole
Rockwell                        csus   774347108      1,219,556   20,075  sole
Raytheon Cl. B                  csus   755111408      3,754,102   53,250  sole
Ims Health Inc.                 csus   449934108        212,500    6,800  sole
Sbc Communications              csus   78387G103      5,807,482  100,129  sole
Smithkline Beecham Plc          csus   832378301        964,512   14,600  sole
The Charles Schwab Corp.        csus   808513105        269,775    2,475  sole
Scientific Atlanta              csus   808655104        375,300   10,425  sole
Silicon Graphics                csus   827056102        830,311   50,706  sole
Schering-Plough Corporation     csus   806605101      3,475,395   66,198  sole
Schlumberger Ltd.               csus   806857108      1,542,639   24,222  sole
Sara Lee Corp                   csus   803111103        682,758   30,094  sole
Standard Motor Products         csus   853666105        463,050   18,900  sole
Simpson Industries              csus   829060102        876,877   85,549  sole
Sonat Inc.                      csus   835415100        935,781   28,250  sole
Southern Company                csus   842587107        361,195   13,630  sole
Sonoco                          csus   835495102      1,869,447   62,445  sole
Standard & Poor's Dep. Rcpt     csus   78462F103        732,950    5,350  sole
Stride Rite Corp.               csus   863314100        103,125   10,000  sole
St.  Jude Med Inc               csus   790849103        258,281    7,250  sole
Sun Microsystems Inc            csus   866810104        433,912    6,300  sole
Sysco                           csus   871829107        232,537    7,800  sole
At&t Corp.                      csus   001957109      3,089,529   55,355  sole
Tandy Corp Com                  csus   875382103        942,408   19,282  sole
Tca Cable Tv Inc.               csus   872241104     14,596,500  263,000  sole
Commercial Intertech            csus   201709102        888,898   55,774  sole
Tenneco                         csus   880370101        414,231   17,350  sole
Tellabs Inc.                    csus   879664100      6,908,266  102,250  sole
Brown Tom Inc Com New           csus   11566020         670,744   43,100  sole
Thomas & Betts                  csus   884315102        911,925   19,300  sole
Texaco, Inc.                    csus   881694103      4,136,024   66,309  sole
Texas Instruments Inc.          csus   882508104      1,519,200   10,550  sole
Tyco                            csus   902120104     63,310,006  668,179  sole
Unocal Corp Com                 csus   915289102        875,712   22,100  sole
Us West Inc New                 csus   91273h101        216,196    3,680  sole
Vulcan Matls Co Com             csus   92916010       1,293,100   26,800  sole
Vodafone                        csus   92857t10         590,310    2,996  sole
Mci Worldcom Inc.               csus   98155K102      1,687,858   19,612  sole
Wells Fargo                     csus   949746101      9,075,440  212,291  sole
Whirlpool Corp.                 csus   963320106      4,520,290   61,085  sole
Warner Lambert Common           csus   934488107      1,146,092   16,580  sole
Willamette Industries, Inc.     csus   969133107        783,062   17,000  sole
Williams Cos Inc Del Com        csus   969457100        330,577   11,574  sole
Wal Mart Stores Inc             csus   931142103      6,069,850  125,800  sole
Wrigley Wm Jr Co                csus   982526105      4,741,118   53,159  sole
Exxon Corporation               csus   302290101      9,495,553  123,119  sole
Xerox Corp.                     csus   984121103        951,497   16,110  sole